Notes Payable (Details)				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 22, 2022 USD ($)	Dec. 14, 2021 USD ($)	Sep. 11, 2019 USD ($)	Feb. 22, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 AUD ($)	Mar. 07, 2022 USD ($)	Mar. 03, 2022 USD ($)	Dec. 14, 2021 AUD ($)	Dec. 03, 2021 USD ($)	Jul. 02, 2021 USD ($)	Apr. 09, 2021 USD ($)	Feb. 24, 2021 USD ($)	Feb. 24, 2021 AUD ($)	Feb. 22, 2021 USD ($)	Feb. 22, 2021 AUD ($)	Nov. 24, 2020 USD ($)	Oct. 06, 2020 USD ($)	Oct. 06, 2020 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 25, 2020 USD ($)	May 04, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 26, 2020 USD ($)	Mar. 23, 2020 USD ($)	Mar. 11, 2020
Notes Payable (Details) [Line Items]
Promissory note																							$ 660,000		$ 660,000
Principal amount											$ 660,000
Accrued interest					$ 490						139,000
Unpaid interest					4,605
Repaid amount					228,164
Interest payment					$ 1,496
Maturity date					Apr. 16, 2022
Principal repaid, description						During the year ended December 31, 2021, the Company repaid $136,597 in principal and was forgiven $275,903 of principal and $3,119 of accrued interest.	During the year ended December 31, 2021, the Company repaid $136,597 in principal and was forgiven $275,903 of principal and $3,119 of accrued interest.
The Second December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest									$ 15,123
Interest rate								14.00%
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest									$ 3,158
Choice Purchase Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description					The Seller’s Choice Note bears interest at a rate of 9.5% per annum and is payable on March 11, 2020 (the “Seller’s Choice Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts become due.
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Principal amount			$ 660,000
Increase in interest rate			5.00%
Interest rate					30.00%			30.00%	30.00%																					9.50%
Accrued interest						$ 198,000
Seller’s Choice Note [Member] | Forecast [Member]
Notes Payable (Details) [Line Items]
Repayment of Cash	$ 799,000
The First March 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description						The maturity date of the First March 2020 Note was September 23, 2020 (the “First March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First March 2020 Note were due.	The maturity date of the First March 2020 Note was September 23, 2020 (the “First March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First March 2020 Note were due.
Promissory note											799,000																		$ 11,000
Interest rate																													25.00%
Unpaid interest								$ 2,695
Principal repaid								11,000
The Second March 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description						The maturity date of the Second March 2020 Note was September 17, 2020 (the “Second March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second March 2020 Note were due.	The maturity date of the Second March 2020 Note was September 17, 2020 (the “Second March 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second March 2020 Note were due.
Promissory note											$ 147,256																	$ 17,000
Interest rate																												19.00%
Unpaid interest								1,398
Principal repaid								17,000
The April 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description						The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.	The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.
Principal amount																											$ 282,432
Accrued interest						$ 1,637
The May 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description					The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.	The Loan, which was in the form of a Note dated May 4, 2020, matures on May 4, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on November 4, 2020.	The Loan, which was in the form of a Note dated May 4, 2020, matures on May 4, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on November 4, 2020.
Principal amount						$ 83,855																				$ 412,500
Accrued interest						$ 396
The June 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description						The maturity date of the June 2020 Note was July 31, 2020 (the “June 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2020 Note were due in AUD currency. This loan was secured by the Australian research & development credit.	The maturity date of the June 2020 Note was July 31, 2020 (the “June 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2020 Note were due in AUD currency. This loan was secured by the Australian research & development credit.
Promissory note													$ 191,975										$ 351,692	$ 510,649
Interest rate													9.00%										15.00%	15.00%
Unpaid interest					$ 44,725	$ 14,814
Principal repaid						$ 510,649
The First December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description					The maturity date of the First December 2021 Note is June 3, 2023 (the “First December 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First December 2021 Note are due.	The maturity date of the First December 2021 Note is June 3, 2023 (the “First December 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First December 2021 Note are due.	The maturity date of the First December 2021 Note is June 3, 2023 (the “First December 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First December 2021 Note are due.
Promissory note										$ 293,888			$ 191,975
Interest rate													9.00%
Principal repaid		$ 6,320
The October 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount						$ 111,683
Notes conversion, description						The maturity date of the October 2020 Note is September 30, 2021 (the “October 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the October 2020 Loan Agreement are due. The loan is secured by the Australian research & development credit.	The maturity date of the October 2020 Note is September 30, 2021 (the “October 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the October 2020 Loan Agreement are due. The loan is secured by the Australian research & development credit.
Promissory note		$ 329,127										$ 438,096									$ 54,412	$ 74,300
Interest rate		14.00%										14.00%									14.00%	14.00%
Unpaid interest						$ 6,408
Accrued interest							$ 4,850
The July 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description					The maturity date of the Second December 2021 Note is June 30, 2022 (the “Second December 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second December 2021 Loan Agreement are due.	The maturity date of the July 2021 Note is December 31, 2022 (the “July 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the July 2021 Note are due.	The maturity date of the July 2021 Note is December 31, 2022 (the “July 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the July 2021 Note are due.
Promissory note				$ 37,163										$ 137,625
Interest rate														10.00%
Converted amount						$ 24,019
Principal repaid						113,606
Extinguishment expense						$ 7,109
The February 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description					The maturity date of the First February 2022 Note is June 30, 2022 (the “First February 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2022 Loan Agreement are due. The loan is secured by the Australian research & development credit.	The maturity date of the February 2021 Note is July 31, 2021 (the “February 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the February 2021 Loan Agreement are due. The loan is secured by the Australian research & development credit.	The maturity date of the February 2021 Note is July 31, 2021 (the “February 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the February 2021 Loan Agreement are due. The loan is secured by the Australian research & development credit.
Promissory note																$ 81,789	$ 111,683	$ 159,223	$ 222,540
Interest rate																14.00%	14.00%	14.00%	14.00%
Accrued interest							$ 9,339
The April 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description						The maturity date of the April 2021 Note is October 8, 2022 (the “April 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2021 Note are due.	The maturity date of the April 2021 Note is October 8, 2022 (the “April 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2021 Note are due.
Promissory note				$ 337,163											$ 128,110
Interest rate				11.00%											11.00%
Converted amount				$ 37,425		$ 35,970
Principal repaid						92,140
Extinguishment expense						$ 8,341
The Second December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description						The maturity date of the Second December 2021 Note is June 30, 2022 (the “Second December 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second December 2021 Loan Agreement are due.	The maturity date of the Second December 2021 Note is June 30, 2022 (the “Second December 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second December 2021 Loan Agreement are due.
Promissory note		$ 329,127			$ 50,000							$ 438,096
Principal amount					$ 15,724
Interest rate		14.00%										14.00%
Percentage of interest rate					5.00%				5.00%
Accrued interest							$ 2,857
The November 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note																				$ 34,000
Interest rate																				14.00%
Accrued interest						$ 4,736
Principal repaid						$ 23,716		$ 10,284